Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.20%
California–90.82%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 B, Ref. RB(a)(b)	5.00%	07/01/2022	$250	$ 250,754
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(c)	5.50%	12/01/2023	175	176,941
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	565	572,087
Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	2,275	2,279,295
Alameda (City of), CA Corridor Transportation Authority; Series 2013 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2029	1,750	1,822,832
Alameda (County of), CA Redevelopment Successor Agency; Series 2006 A, RB (INS - NATL)(c)	4.38%	08/01/2030	10	10,012
Alhambra Unified School District; Series 2012 A, Ref. GO Bonds	5.00%	08/01/2025	690	694,278
Apple Valley (Town of), CA Public Financing Authority; Series 2020 A, Ref. RB (INS - BAM)(c)	4.00%	06/01/2034	2,545	2,634,651
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(c)	6.00%	12/15/2024	100	102,030
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	40	40,108
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	740	777,794
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(a)(b)	5.00%	09/01/2023	655	681,625
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(c)	5.63%	10/01/2033	25	25,090
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(c)	5.50%	09/01/2027	70	70,173
California (County of), CA Tobacco Securitization Agency;
Series 2007 A, RB	5.00%	06/01/2036	4,375	4,386,584
Series 2020 B-1, Ref. RB	4.00%	06/01/2049	375	375,325
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	7,940	8,395,325
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	20	20,288
Series 1992, GO Bonds (INS - NATL)(c)	5.00%	11/01/2022	30	30,472
Series 1992, GO Bonds (INS - FGIC)(c)	5.00%	11/01/2022	5	5,079
Series 1993, GO Bonds (INS - NATL)(c)	5.90%	04/01/2023	55	55,825
Series 1993, GO Bonds	5.90%	04/01/2023	365	370,477
Series 1994, GO Bonds	5.75%	03/01/2023	25	25,274
Series 1994, GO Bonds	6.00%	03/01/2024	45	45,523
Series 1994, GO Bonds (INS - NATL)(c)	6.00%	08/01/2024	70	70,475
Series 1995, GO Bonds (INS - AMBAC)(c)	5.90%	03/01/2025	35	35,344
Series 1996, GO Bonds (INS - FGIC)(c)	5.38%	06/01/2026	90	91,693
Series 1996, GO Bonds (INS - NATL)(c)	5.38%	06/01/2026	10	10,188
Series 1996, Ref. GO Bonds	5.63%	09/01/2024	10	10,092
Series 1997, GO Bonds (INS - NATL)(c)	5.00%	10/01/2023	5	5,014
Series 1997, GO Bonds	5.00%	10/01/2023	15	15,042
Series 1997, GO Bonds (INS - NATL)(c)	5.63%	10/01/2023	235	238,179
Series 1997, GO Bonds (INS - NATL)(c)	5.63%	10/01/2026	10	10,120
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,053
Series 2000, GO Bonds	5.63%	05/01/2026	40	40,122
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,013
Series 2002, GO Bonds	5.00%	10/01/2022	5	5,016
Series 2002, GO Bonds (INS - SGI)(c)	5.00%	10/01/2028	5	5,013
Series 2012, GO Bonds	5.00%	09/01/2036	9,250	9,317,867
Series 2012, GO Bonds	5.00%	09/01/2042	1,065	1,072,306
Series 2013, GO Bonds	5.00%	02/01/2043	1,765	1,798,985
Series 2013, GO Bonds	5.00%	04/01/2043	2,770	2,837,862
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	870,361
Series 2018, Ref. GO Bonds	5.00%	10/01/2029	3,500	3,593,377
Series 2019, Ref. GO Bonds	4.00%	10/01/2039	5,000	5,300,241
Series 2021, GO Bonds	5.00%	12/01/2032	1,500	1,647,513
Series 2021, GO Bonds	5.00%	12/01/2034	1,500	1,645,313

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(c)	5.63%	04/01/2026	$560	$ 567,960
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	611,968
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	145	145,166
Series 2014, Ref. RB	4.00%	06/01/2029	1,795	1,802,009
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	325	329,933
Series 2002, RB	6.00%	06/01/2042	4,735	4,806,914
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	3,000	3,001,711
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	975	1,033,835
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	185	185,107
California (State of) Department of Water Resources (Central Valley); Series 1972, RB	5.25%	07/01/2022	120	120,409
California (State of) Educational Facilities Authority (California College of the Arts);
Series 2012, RB(a)(b)	5.00%	06/01/2022	400	400,000
Series 2012, RB(a)	5.00%	06/01/2022	1,135	1,135,000
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	783,832
California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	55	55,107
California (State of) Health Facilities Financing Authority; Series 2014 A, RB	5.00%	10/01/2029	500	524,683
California (State of) Health Facilities Financing Authority (Adventist Health System);
Series 2013 A, RB	4.00%	03/01/2033	24,265	24,432,596
Series 2013 A, RB	4.00%	03/01/2043	5,510	5,508,957
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,879,219
California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,332,096
Series 2012 A, RB	5.00%	11/15/2035	12,280	12,441,211
Series 2012 A, RB	5.00%	11/15/2039	4,905	4,968,275
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2038	3,000	3,015,342
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,851,925
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,168,157
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(c)	4.30%	12/01/2023	15	15,030
Series 2011 B, RB (INS - Cal-Mortgage)(c)	4.45%	12/01/2024	10	10,018
California (State of) Health Facilities Financing Authority (Memorial Health Services); Series 2012 A, RB	5.00%	10/01/2033	2,510	2,533,882
California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.); Series 1998 A, RB (INS - NATL)(c)	5.25%	06/01/2023	5	5,009
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(a)(b)	5.00%	07/01/2023	500	517,939
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	3,000	3,039,506
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,964,345
Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,264,287
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,623,999
Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	4,840,611
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	4,797	4,857,920
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,678,855
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	860,408
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	1,005,802
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	816,362
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	1,002,500
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,455,035

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	$1,000	$ 1,042,667
California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB	5.00%	10/01/2029	335	344,878
Series 2013, RB	5.00%	10/01/2030	465	478,077
California (State of) Municipal Finance Authority (CHF -Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2040	3,080	3,286,858
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2033	6,385	6,831,184
Series 2018, RB	5.00%	05/15/2037	2,500	2,613,695
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2032	2,120	2,274,708
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2033	2,000	2,139,760
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2034	1,260	1,345,036
Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2036	1,900	2,024,021
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,263,616
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,681,369
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,778,990
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,152,370
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,611,526
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,309,919
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	40	40,067
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(d)	5.00%	12/31/2033	8,385	8,866,234
Series 2018 A, RB(d)	5.00%	12/31/2034	6,500	6,864,240
Series 2018, RB(d)	5.00%	12/31/2035	2,700	2,848,581
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	457,073
Series 2015, RB	5.00%	11/01/2035	1,100	1,134,788
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,075,500
Series 2017 A, RB	5.25%	11/01/2029	750	811,158
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(c)	5.00%	08/01/2033	1,580	1,726,980
Series 2016, Ref. RB (INS - BAM)(c)	5.00%	08/01/2035	1,715	1,874,652
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	1,100	1,077,827
California (State of) Pollution Control Finance Authority; Series 2012, RB(d)(e)	5.00%	07/01/2030	5,000	5,026,530
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(d)(e)(f)	7.00%	07/01/2022	1,000	600,000
Series 2017, RB(d)(e)(f)	7.50%	07/01/2032	4,000	2,400,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,338)(d)(e)(g)	7.50%	07/01/2032	630	535,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	07/01/2039	1,500	1,593,118
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(c)(d)	5.50%	12/01/2026	1,030	1,031,038
California (State of) Public Finance Authority; Series 2019 A, RB(e)	6.25%	07/01/2054	3,000	3,292,641
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(e)	4.25%	07/01/2030	1,415	1,356,920
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(e)	2.13%	11/15/2027	1,000	951,908
Series 2021, RB(e)	3.13%	05/15/2029	1,000	942,099
Series 2021, RB(e)	5.00%	11/15/2036	500	513,251
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(e)	5.00%	07/01/2036	600	572,532
California (State of) Public Works Board; Series 2022 A, Ref. RB	5.00%	08/01/2035	3,540	4,182,956

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	$15	$ 15,039
Series 2004 B, RB	5.13%	06/01/2029	45	45,117
Series 2005 E, RB (INS - BHAC)(c)	5.00%	10/01/2024	50	50,127
Series 2007 B, RB (INS - NATL)(c)	4.25%	03/01/2026	5	5,009
Series 2007 B, RB (INS - NATL)(c)	5.00%	03/01/2027	50	50,126
California (State of) Public Works Board (Coalinga State); Series 2013 E, RB	5.00%	06/01/2029	700	721,210
California (State of) Public Works Board (Department of Mental Health); Series 2003 B, RB	5.25%	04/01/2023	5	5,015
California (State of) Public Works Board (Green Bonds); Series 2021, RB	4.00%	11/01/2041	2,115	2,235,463
California (State of) Public Works Board (Judicial Council of California);
Series 2013 A, RB	5.00%	03/01/2026	875	894,926
Series 2013 A, RB	5.00%	03/01/2032	3,200	3,272,632
California (State of) Public Works Board (Various Capital);
Series 2012 G, Ref. RB(a)	5.00%	11/01/2030	1,430	1,452,144
Series 2013 I, RB	5.00%	11/01/2029	100	104,281
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(e)	5.00%	10/01/2022	175	176,484
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	5.50%	07/01/2027	920	947,020
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	1,705	1,758,107
California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2022	40	40,170
Series 2020 B, RB	4.00%	09/02/2023	105	106,453
Series 2020 B, RB	4.00%	09/02/2024	110	111,996
Series 2020 B, RB	4.00%	09/02/2025	115	117,582
Series 2020 B, RB	4.00%	09/02/2026	115	117,962
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	5.13%	07/01/2022	80	80,239
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,004,218
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	187,325
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(c)(d)	5.20%	06/01/2036	815	816,104
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	886,797
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2002 B, RB (INS - AGM)(c)	5.25%	10/01/2027	5	5,016
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,671,508
Series 2021 C1, RB	2.25%	09/02/2026	1,615	1,464,258
California (State of) Statewide Communities Development Authority (Total Road Improvement Program);
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	515	515,000
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	545	545,000
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	490	490,000
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	575	575,000
Series 2012 B, COP(a)(b)	5.25%	06/01/2022	605	605,000
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,590,894
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 A, RB	6.00%	05/01/2037	3,260	3,318,733
California State University; Series 2019 A, RB	4.00%	11/01/2041	3,480	3,617,774
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails); Series 2020, RB	4.00%	09/01/2037	415	415,042
Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(c)	5.30%	09/01/2023	10	10,073
Carson (City of), CA (Assessment District No. 92-1); Series 1992, RB	7.38%	09/02/2022	10	10,122
Cathedral (City of), CA Redevelopment Agency Successor Agency;
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	08/01/2033	1,500	1,578,289
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	08/01/2034	1,000	1,050,090
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	08/01/2035	200	206,833
Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(c)	4.55%	11/01/2024	5	5,008

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2028	$1,230	$ 1,331,500
Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2029	1,280	1,385,209
Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2030	900	973,681
Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2031	950	1,026,846
Cloverdale Unified School District (Election of 2018); Series 2019 A, GO Bonds	5.25%	08/01/2044	3,500	3,860,427
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(c)	4.70%	04/01/2032	15	15,026
Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(c)	5.38%	09/01/2023	120	120,368
Compton Community College District; Series 2012, Ref. GO Bonds(a)(b)	5.00%	07/01/2022	1,310	1,314,169
Coronado Community Development Agency Successor Agency; Series 2018 A, Ref. RB	5.00%	09/01/2033	2,625	2,794,668
Cypress (City of), CA (Cypress Business and Professional Center Assessment District); Series 1998, RB	5.70%	09/02/2022	5	5,013
Delano Joint Union High School District; Series 2003 A, Ref. GO Bonds (INS - NATL)(c)	5.10%	02/01/2023	975	997,093
Desert Hot Springs (City of), CA Redevelopment Agency Successor Agency; Series 2017, Ref. RB (INS - BAM)(c)	5.00%	09/01/2030	1,215	1,355,614
Dixon (City of), CA; Series 2019, RB	5.00%	09/01/2049	2,400	2,568,457
Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(c)	5.13%	08/01/2028	45	45,146
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	625,718
Series 2012, Ref. RB	5.00%	09/01/2027	790	797,286
El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,492,958
Eureka (City of), CA Public Financing Authority; Series 2011, RB	5.00%	10/01/2041	3,000	3,008,682
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	315,328
Series 2017, RB	5.00%	09/01/2029	175	190,626
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(c)	5.00%	04/01/2030	675	745,514
Series 2017 A, Ref. RB (INS - AGM)(c)	5.00%	04/01/2031	1,000	1,101,787
Series 2017 A, Ref. RB (INS - AGM)(c)	5.00%	04/01/2032	500	549,761
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB(a)(b)	5.30%	06/01/2022	355	355,000
Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	6,560	7,464,030
Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	2,090	2,378,022
Series 2017 A-1, Ref. RB(a)	5.00%	06/01/2027	1,850	2,104,948
Granada Sanitary District (2003 Reassessment & Ref.); Series 2003 A, RB	6.13%	09/02/2022	5	5,053
Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	2,645	2,674,177
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	232,689
Series 2021, Ref. RB	4.00%	09/01/2028	255	264,521
Series 2021, Ref. RB	4.00%	09/01/2032	335	337,906
Series 2021, Ref. RB	4.00%	09/01/2035	400	401,339
Series 2021, Ref. RB	4.00%	09/01/2036	200	200,401
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,158
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,057,195
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,117,257
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,228,065
Huntington Beach (City of), CA Redevelopment Agency; Series 1999, Ref. RB (INS - AGM)(c)	5.00%	08/01/2024	10	10,031
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2022	10	10,030
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	2,771,934
Imperial Irrigation District; Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,310,165
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	7,460	7,133,363
Irvine (City of), CA; Series 2014, RB	5.00%	09/01/2039	1,000	1,033,885
Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2025	710	736,278
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1); Series 2014, RB	5.00%	09/01/2044	500	515,642
Jurupa (City of), CA Community Services District; Series 2013 A, RB(a)(b)	5.00%	09/01/2022	1,000	1,009,374
Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,055,704

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	$100	$ 101,096
Series 2021 A, RB	4.00%	09/01/2033	100	100,635
Series 2021 A, RB	4.00%	09/01/2034	165	165,725
Series 2021 A, RB	4.00%	09/01/2036	180	180,327
Series 2021 A, RB	4.00%	09/01/2038	385	384,394
Series 2021 A, RB	4.00%	09/01/2039	135	134,357
Series 2021 A, RB	4.00%	09/01/2040	140	136,614
La Canada Unified School District; Series 2020 B, GO Bonds	4.00%	08/01/2037	1,000	1,044,521
La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	15	15,123
Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2027	850	896,719
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	30	30,069
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	1,435	1,490,745
Series 2007 A, RB	5.50%	11/15/2037	100	119,888
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,107
Los Angeles (City of), CA;
Series 2012 B, Ref. RB(a)(b)	5.00%	06/01/2022	595	595,000
Series 2012 B, Ref. RB(a)(b)	5.00%	06/01/2022	450	450,000
Series 2013 A, Ref. RB	5.00%	06/01/2027	1,400	1,444,816
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	10	10,079
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(d)	4.75%	05/15/2040	8,500	8,766,418
Series 2018 B, Ref. RB(d)	5.00%	05/15/2034	1,000	1,088,923
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013 A, RB(d)	5.00%	05/15/2033	3,500	3,578,181
Series 2018 A, RB(d)	5.25%	05/15/2038	3,565	3,903,004
Series 2018 D, Ref. RB(d)	5.00%	05/15/2030	9,000	10,039,684
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(a)(b)	5.00%	07/01/2022	600	601,885
Series 2012 A, RB	5.00%	07/01/2038	600	601,425
Series 2012 A, Ref. RB	5.00%	07/01/2024	1,260	1,263,097
Series 2012 A, Ref. RB	5.00%	07/01/2026	895	897,185
Series 2012 A, Ref. RB	5.00%	07/01/2028	800	801,913
Series 2012 B, RB(a)(b)	5.00%	07/01/2022	675	677,120
Series 2012 B, RB	5.00%	07/01/2035	675	676,620
Series 2012 B, RB	5.00%	07/01/2043	10,150	10,171,186
Series 2012 C, RB(a)(b)	5.00%	07/01/2022	465	466,461
Series 2012 C, RB(a)(b)	5.00%	07/01/2022	980	983,078
Series 2012 C, RB	5.00%	07/01/2024	465	466,158
Series 2012 C, RB	5.00%	07/01/2025	985	987,445
Series 2013 A, RB	5.00%	07/01/2028	600	611,206
Series 2013 A, RB	5.00%	07/01/2029	950	967,744
Series 2013 A, RB	5.00%	07/01/2029	1,440	1,467,317
Series 2018 A, Ref. RB	5.00%	07/01/2038	5,000	5,558,300
Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2013 B, RB	4.38%	07/01/2037	500	507,257
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds);
Series 2020 A, RB	4.00%	06/01/2035	1,000	1,066,118
Series 2020 A, RB	4.00%	06/01/2036	1,000	1,057,619
Los Angeles Community College District; Series 2016, Ref. GO Bonds	4.00%	08/01/2037	3,000	3,116,772
Los Angeles Unified School District (Headquarters Building); Series 2012 B, Ref. COP	5.00%	10/01/2027	250	252,404
Madera (County of), CA (Valley Children’s Hospital);
Series 1995, COP (INS - NATL)(c)	5.75%	03/15/2028	455	489,871
Series 1998, COP (INS - NATL)(c)	5.00%	03/15/2023	225	226,699
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(c)	5.00%	09/01/2027	1,285	1,337,071
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	365,184
Series 2018 B, RB	5.00%	09/01/2033	250	268,518

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Metropolitan Water District of Southern California;
Series 2012 A, Ref. RB	5.00%	10/01/2026	$250	$ 250,721
Series 2012 A, Ref. RB	5.00%	10/01/2029	1,020	1,022,876
Series 2012 A, Ref. RB	5.00%	10/01/2031	950	952,609
Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(c)	5.00%	11/01/2023	125	125,572
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2013, Ref. RB	5.00%	08/01/2026	1,000	1,004,582
Mount San Jacinto Community College District; Series 2018 B, GO Bonds	4.00%	08/01/2043	5,000	5,151,058
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2036	310	319,509
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2037	495	509,829
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2038	555	571,830
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2039	470	484,416
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2040	600	612,558
Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2035	1,000	1,034,989
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(c)	4.50%	06/01/2026	10	10,019
M-S-R Public Power Agency; Series 1991 E, RB(a)	6.00%	07/01/2022	15	15,059
Municipal Improvement Corp. of Los Angeles; Series 2020 B, RB	5.00%	11/01/2040	1,985	2,237,235
Napa Valley Unified School District; Series 2019 C, GO Bonds (INS - AGM)(c)	4.00%	08/01/2040	3,500	3,586,164
Natomas Unified School District; Series 2014, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/01/2026	760	788,290
Northern California Energy Authority; Series 2018 A, RB(b)	4.00%	07/01/2024	5,000	5,106,243
Northern California Power Agency (Hydroelectric No. 1);
Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	1,425	1,429,476
Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	100	100,314
Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	1,175	1,178,691
Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	450	451,414
Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	375	376,178
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,410	1,409,998
Oakland (Port of), CA; Series 2021 H, Ref. RB(d)	5.00%	05/01/2023	2,245	2,308,792
Oakland Unified School District; Series 2021 A, GO Bonds (INS - BAM)(c)	4.00%	08/01/2046	3,315	3,370,711
Oakland Unified School District (County of Alameda); Series 2016, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/01/2030	5,000	5,533,108
Oakland Unified School District (Election of 2006); Series 2012 A, GO Bonds	5.00%	08/01/2022	225	226,414
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	685	703,883
Series 2013 A, Ref. RB	5.00%	09/01/2027	745	764,731
Series 2013 A, Ref. RB	5.00%	09/01/2028	805	825,004
Orange (City of), CA (Community Facilities District No. 91-2 - Serrano Heights Public Improvements); Series 2013, Ref. RB(a)(b)	5.00%	10/01/2022	1,495	1,513,483
Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2029	2,000	2,108,125
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	3.00%	09/01/2022	250	250,511
Series 2021 A, Ref. RB	3.00%	09/01/2023	270	270,814
Series 2021 A, Ref. RB	3.00%	09/01/2024	280	279,292
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	298,040
Palo Alto (City of), CA; Series 1999 A, Ref. RB (INS - AMBAC)(c)	5.25%	06/01/2024	10	10,215
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,732,150
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(c)	6.00%	08/01/2027	185	200,111
Series 2014 A, GO Bonds (INS - BAM)(c)	6.00%	08/01/2028	205	221,745
Perris Union High School District; Series 2019 A, GO Bonds (INS - AGM)(c)	4.00%	09/01/2040	2,000	2,080,268
Pomona Unified School District; Series 2012 E, GO Bonds (INS - AGM)(c)	5.00%	08/01/2030	3,285	3,303,830
Poway Unified School District Public Financing Authority;
Series 2013, RB(a)(b)	5.00%	09/15/2023	845	880,961
Series 2013, RB(a)(b)	5.00%	09/15/2023	1,175	1,225,005
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1); Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,804,137
Rancho Mirage (City of), CA (Reassessment District No. R22-85);
Series 2002, Ref. RB	5.75%	09/02/2022	5	5,040
Series 2002, Ref. RB	5.75%	09/02/2026	20	20,117

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Mirage (City of), CA (Reassessment District No. R25-90); Series 1998, Ref. RB	5.50%	09/02/2024	$5	$ 5,024
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,055
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	693,374
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	5,980	6,536,502
Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	317,058
Series 2012, Ref. RB	5.00%	09/02/2024	335	337,024
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	201,773
Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,664,294
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,171,819
Riverside (County of), CA Community Facilities District No. 04-2; Series 2012, Ref. RB	5.00%	09/01/2028	450	452,378
Riverside (County of), CA Community Facilities Districts (Scott Road); Series 2013, RB	5.00%	09/01/2042	3,000	3,009,296
Riverside Unified School District;
Series 2020, RB	4.00%	09/01/2034	500	501,846
Series 2020, RB	4.00%	09/01/2037	500	500,051
Series 2020, RB	4.00%	09/01/2040	350	341,534
Series 2021, RB	4.00%	09/01/2035	295	295,689
Series 2021, RB	4.00%	09/01/2036	305	305,341
Series 2021, RB	4.00%	09/01/2037	320	320,256
Series 2021, RB	4.00%	09/01/2038	330	329,480
Series 2021, RB	4.00%	09/01/2039	345	343,358
Series 2021, RB	4.00%	09/01/2040	190	185,404
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	375,146
Series 2013, RB	5.00%	09/01/2026	440	451,746
Series 2013, RB	5.00%	09/01/2027	405	415,375
Series 2013, RB	5.00%	09/01/2028	500	512,115
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	236,492
Series 2020, RB	4.00%	09/01/2035	275	275,835
Series 2020, RB	4.00%	09/01/2037	320	320,256
Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2023	80	81,527
Series 2007, RB	5.00%	02/15/2024	265	275,280
Series 2007, RB	5.00%	02/15/2025	100	105,502
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	1,265	1,308,614
Series 2019, RB	4.00%	06/01/2037	1,760	1,771,992
Sacramento (City of), CA Financing Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,883,152
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	869,934
Series 2013 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2026	785	803,647
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	465,671
Sacramento (City of), CA Municipal Utility District;
Series 2012 Y, Ref. RB	5.00%	08/15/2026	760	765,728
Series 2012 Y, Ref. RB	5.00%	08/15/2028	1,000	1,007,475
Series 2012 Y, Ref. RB	5.00%	08/15/2030	1,800	1,813,381
Series 2012 Y, Ref. RB	5.00%	08/15/2031	1,000	1,007,434
Series 2012 Y, Ref. RB	5.00%	08/15/2032	1,500	1,511,151
Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,333,394
Sacramento (City of), CA Suburban Water District; Series 2012 A, Ref. RB(a)(b)	4.00%	11/01/2022	120	121,340
Sacramento (County of), CA;
Series 1991 A, RB(a)(d)	7.25%	10/01/2023	1,255	1,306,243
Series 2018 C, Ref. RB(d)	5.00%	07/01/2037	2,200	2,373,297
Series 2018 C, Ref. RB(d)	5.00%	07/01/2038	3,800	4,093,936

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (County of), CA (Juvenile Courthouse);
Series 2003, COP (INS - AMBAC)(c)	5.00%	12/01/2022	$555	$ 556,561
Series 2003, COP (INS - AMBAC)(c)	5.00%	12/01/2023	430	431,068
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(c)(d)	5.25%	06/01/2027	235	235,036
Sacramento (County of), CA Public Financing Authority;
Series 2003 A, RB (INS - NATL)(c)	5.00%	12/01/2022	5	5,012
Series 2003 A, RB (INS - NATL)(c)	5.13%	12/01/2028	15	15,032
Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(c)	5.50%	11/01/2023	45	45,131
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, Ref. COP (INS - NATL)(c)	5.50%	09/01/2024	190	190,521
Series 2005 A, Ref. RB (INS - AGM)(c)	5.75%	10/01/2023	180	189,257
San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(d)	7.88%	07/01/2025	10	10,154
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(c)	5.00%	09/01/2028	285	308,077
San Bernardino Joint Powers Financing Authority;
Series 2005 B, Ref. RB (INS - AGM)(c)	5.75%	10/01/2022	50	50,682
Series 2005 B, Ref. RB (INS - AGM)(c)	5.75%	10/01/2023	70	73,600
San Carlos School District (Election of 2012); Series 2013, GO Bonds	5.00%	10/01/2028	120	125,188
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	103,821
Series 2021, Ref. RB	4.00%	09/01/2027	100	103,830
Series 2021, Ref. RB	4.00%	09/01/2028	100	103,677
Series 2021, Ref. RB	4.00%	09/01/2029	100	103,692
Series 2021, Ref. RB	4.00%	09/01/2030	100	101,443
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2022	165	166,181
Series 2013, Ref. RB	5.00%	09/02/2023	175	175,993
Series 2013, Ref. RB	5.00%	09/02/2024	185	185,917
Series 2013, Ref. RB	5.00%	09/02/2025	190	190,870
Series 2013, Ref. RB	5.13%	09/02/2026	205	205,951
Series 2013, Ref. RB	5.13%	09/02/2027	215	215,955
Series 2013, Ref. RB	5.25%	09/02/2028	225	226,000
Series 2013, Ref. RB	5.38%	09/02/2029	240	241,099
Series 2013, Ref. RB	5.38%	09/02/2030	250	251,111
Series 2013, Ref. RB	5.50%	09/02/2031	260	261,203
Series 2013, Ref. RB	5.50%	09/02/2032	280	281,272
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	560,692
Series 2013, Ref. RB	5.00%	09/01/2027	610	626,383
Series 2013, Ref. RB	5.00%	09/01/2028	640	656,221
Series 2013, Ref. RB	5.00%	09/01/2030	720	734,588
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,351,956
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,078,873
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	95	95,313
San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(a)(b)(d)	5.00%	07/01/2023	1,520	1,572,040
Series 2017 B, RB(d)	5.00%	07/01/2037	1,000	1,066,941
Series 2020, Ref. RB	5.00%	07/01/2040	2,000	2,213,882
San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(c)	4.75%	05/01/2028	95	95,184
San Francisco (City & County of), CA;
Series 2012 D, GO Bonds(a)(b)	5.00%	06/17/2022	1,280	1,282,081
Series 2012 D, GO Bonds(a)(b)	5.00%	06/17/2022	1,950	1,953,170
Series 2015 A, COP	5.00%	04/01/2029	700	718,088
Series 2015 R-1, Ref. COP	4.00%	09/01/2032	2,105	2,139,133
Series 2015 R-1, Ref. COP	4.00%	09/01/2035	4,090	4,148,810
Series 2015 R1, Ref. GO Bonds	4.00%	06/15/2030	100	101,542
Series 2017 B, COP	4.00%	04/01/2042	2,250	2,269,574
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	20	20,766

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA (Earthquake Safety & Emergency); Series 2014 D, GO Bonds(a)(b)	4.00%	06/17/2022	$750	$ 750,908
San Francisco (City & County of), CA (Green Bonds); Series 2019 A, COP	4.00%	04/01/2039	9,290	9,578,611
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2013 A, RB(d)	5.50%	05/01/2028	3,330	3,421,585
Series 2018 D, RB(d)	5.25%	05/01/2048	8,000	8,650,430
Series 2019 A, RB(d)	5.00%	05/01/2037	8,000	8,757,855
San Francisco (City & County of), CA Public Utilities Commission;
Series 2021 B, RB	4.00%	11/01/2043	1,355	1,411,632
Series 2021 B, RB	4.00%	11/01/2044	1,465	1,517,576
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 A, Ref. RB	5.00%	08/01/2023	500	502,320
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(h)	0.00%	08/01/2036	1,245	560,157
San Francisco Bay Area Rapid Transit District;
Series 2019 A, RB	4.00%	07/01/2038	3,390	3,504,444
Series 2019 A, RB	4.00%	07/01/2039	2,075	2,142,564
San Francisco Community College District (Election of 2020); Series 2020 A, GO Bonds	4.00%	06/15/2045	3,045	3,079,474
San Francisco Unified School District;
Series 2014 B, GO Bonds(a)(b)	4.00%	06/15/2022	1,010	1,011,060
Series 2014 B, GO Bonds(a)(b)	4.25%	06/15/2022	4,250	4,254,842
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	1,009,662
San Jose (City of), CA;
Series 2017 A, Ref. RB(d)	5.00%	03/01/2035	500	532,368
Series 2017 A, Ref. RB(d)	5.00%	03/01/2036	1,000	1,063,942
Series 2017 A, Ref. RB(d)	5.00%	03/01/2037	1,250	1,328,599
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.10%	01/01/2031	25	25,004
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,840	1,842,901
San Luis Obispo (County of), CA; Series 2007, COP (INS - AGM)(c)	4.25%	10/15/2026	15	15,025
Santa Barbara (County of), CA; Series 2018 B, COP(d)	5.25%	12/01/2032	9,600	10,839,409
Santa Clara (County of), CA (Election of 2008); Series 2013 B, GO Bonds(a)(b)	5.00%	08/01/2022	665	669,190
Santa Clara (County of), CA Financing Authority; Series 2018 A, RB	4.00%	04/01/2043	7,000	7,201,133
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(d)	5.85%	08/01/2031	1,650	1,654,458
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,430,817
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	635	642,381
Series 2012, Ref. RB	5.00%	11/15/2024	325	328,482
Series 2012, Ref. RB	5.00%	11/15/2025	925	934,463
Series 2012, Ref. RB	5.00%	11/15/2027	785	792,471
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,180,594
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	15	14,190
Saugus Union School District;
Series 2013, Ref. RB	5.00%	09/01/2025	710	730,709
Series 2013, Ref. RB	5.00%	09/01/2026	770	791,513
Series 2013, Ref. RB	5.00%	09/01/2027	830	852,395
Series 2013, Ref. RB	5.00%	09/01/2028	895	917,795
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(c)	4.00%	09/01/2038	650	683,894
Series 2021 A, RB (INS - BAM)(c)	4.00%	09/01/2041	260	271,294
Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	1,075	1,076,971
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(c)	5.00%	09/01/2030	25	25,060
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(c)	5.63%	08/01/2029	1,020	1,065,641
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(c)	5.00%	10/01/2036	1,115	1,219,829
South Tahoe Joint Powers Financing Authority; Series 2014, Ref. RB (INS - AGM)(c)	4.00%	10/01/2034	500	507,006
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,275,603
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,175,902
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,966,278
Series 2019, Ref. RB	5.00%	06/01/2048	6,575	6,710,915

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Stockton Unified School District;
Series 2012, Ref. GO Bonds (INS - AGM)(c)	5.00%	07/01/2025	$1,620	$ 1,624,155
Series 2012, Ref. GO Bonds (INS - AGM)(c)	5.00%	07/01/2026	1,115	1,117,850
Sunnyvale (City of), CA; Series 1998 A, Ref. COP (INS - AMBAC)(c)	5.00%	10/01/2022	5	5,015
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	312,566
Series 2013, RB	5.00%	10/01/2026	415	432,272
Series 2013, RB	5.00%	10/01/2027	700	728,944
Series 2013, RB	5.00%	10/01/2028	1,465	1,524,787
Series 2013, RB	5.00%	10/01/2029	1,490	1,550,005
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2000-1 - Tejon Industrial Complex Public Improvements); Series 2012, Ref. RB(a)(b)	5.25%	09/01/2022	825	829,759
Three Rivers Levee Improvement Authority;
Series 2021, Ref. RB	4.00%	09/01/2026	220	226,282
Series 2021, Ref. RB	4.00%	09/01/2028	260	267,488
Series 2021, Ref. RB	4.00%	09/01/2030	300	304,330
Series 2021, Ref. RB	4.00%	09/01/2032	100	100,945
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	25	25,206
Series 2002, RB	6.25%	09/01/2032	25	25,055
Transbay Joint Powers Authority (Green Bonds); Series 2020 B, RB	2.40%	10/01/2049	4,385	4,044,564
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	27,849
Tustin (City of), CA Community Facilities District;
Series 2013, Ref. RB	5.00%	09/01/2024	420	434,292
Series 2013, Ref. RB	5.00%	09/01/2025	445	459,591
Series 2013, Ref. RB	5.00%	09/01/2026	470	484,890
Series 2013, Ref. RB	5.00%	09/01/2027	490	504,991
Series 2013, Ref. RB	5.00%	09/01/2028	515	530,037
University of California;
Series 2013 AF, RB	5.00%	05/15/2027	880	907,301
Series 2013 AI, RB	5.00%	05/15/2038	900	925,843
Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	95	95,538
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	30	30,152
Series 2003 A, RB	6.13%	09/01/2034	30	30,141
Vernon (City of), CA; Series 2012 A, RB(a)(b)	5.13%	08/01/2022	850	855,387
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(c)	5.13%	12/01/2031	20	20,047
Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,015
Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,429,029
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2013, Ref. RB	5.00%	09/01/2025	835	859,355
				676,705,466

Puerto Rico–5.03%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	754	773,387
Series 2002, RB	5.50%	05/15/2039	4,275	4,343,097
PR Custodial Trust; Series 2003 A, RB	0.00%	03/15/2049	205	211,132
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	86	78,982
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	215	127,537
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	10,187	10,322,941
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,186	4,408,160
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	201,269
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	200,605
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	199,499
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	340,270
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	145,182
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	124,601

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	$175	$ 166,375
Subseries 2022, RN(h)	0.00%	11/01/2043	830	430,464
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(c)	6.13%	07/01/2024	20	20,698
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 01/23/2013-06/17/2013; Cost $175,000) (INS - NATL)(c)(g)	5.00%	07/01/2022	175	178,928
Series 2004 PP, Ref. RB (Acquired 01/16/2013-06/07/2017; Cost $470,000) (INS - NATL)(c)(g)	5.00%	07/01/2025	470	480,549
Series 2005 RR, RB (Acquired 03/21/2013-06/01/2017; Cost $3,690,000) (INS - NATL)(c)(g)	5.00%	07/01/2023	3,690	3,772,819
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2024	520	531,671
Series 2005 SS, Ref. RB (Acquired 06/01/2017; Cost $100,000) (INS - NATL)(c)(g)	5.00%	07/01/2024	100	102,245
Series 2005 SS, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025	25	25,561
Series 2007 UU, Ref. RB (INS - AGM)(c)	5.00%	07/01/2024	455	463,796
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 G, RB (INS - FGIC)(c)(i)	5.00%	07/01/2022	70	65,100
Series 2003, RB (INS - AGC)(c)	5.00%	07/01/2028	175	176,330
Series 2004 J, RB (INS - NATL)(c)	5.00%	07/01/2029	600	614,629
Series 2005 L, Ref. RB (INS - FGIC)(c)(i)	5.25%	07/01/2022	1,000	930,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	2,365	2,451,120
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGM)(c)	4.75%	08/01/2022	40	40,204
Puerto Rico Public Finance Corp.;
Series 2011 B, RB (Acquired 12/08/2011; Cost $597,814)(f)(g)	6.00%	08/01/2024	600	25,500
Series 2011 B, RB (Acquired 12/08/2011; Cost $1,388,907)(f)(g)	6.00%	08/01/2025	1,400	59,500
Series 2011 B, RB (Acquired 12/08/2011; Cost $3,252,513)(f)(g)	6.00%	08/01/2026	3,300	140,250
Series 2011 B, RB (Acquired 04/18/2012-12/12/2012; Cost $1,709,201)(f)(g)	5.50%	08/01/2031	1,750	74,377
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,152,487
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,052
Series 2018 A-1, RB(h)	0.00%	07/01/2046	5	1,521
Series 2018 A-1, RB(h)	0.00%	07/01/2051	5	1,105
Series 2018 A-1, RB	4.75%	07/01/2053	4	4,024
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,096
Series 2019 A-2, RB	4.54%	07/01/2053	46	45,267
Series 2019 A-2, RB	4.78%	07/01/2058	620	624,889
University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(c)	5.00%	06/01/2024	100	102,244
Series 2006 P, Ref. RB	5.00%	06/01/2024	315	313,751
				37,481,214

Guam–0.25%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,096,828
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(a)	5.00%	10/01/2025	265	268,072
Series 2012 A, Ref. RB(a)	5.00%	10/01/2026	225	227,608
Series 2012 A, Ref. RB(a)	5.00%	10/01/2027	155	156,797
Series 2012 A, Ref. RB (AGM)(a)	5.00%	10/01/2022	155	156,796
				1,906,101

Virgin Islands–0.10%
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2022	25	25,348
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2023	300	304,233
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2024	90	91,267
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2025	170	172,387
Series 2006, RB (INS - NATL)(c)	5.00%	10/01/2026	125	126,753
				719,988
Total Municipal Obligations (Cost $739,063,551)				716,812,769

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.22%
California–0.22%
CalPlant I LLC;
Series 21A(e)	9.50%	10/12/2022	$240	$ 240,355
Series 21B(e)	9.50%	10/12/2022	905	906,222
Series 22A(e)(j)	9.50%	10/12/2022	500	500,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,817,343)				1,646,577
TOTAL INVESTMENTS IN SECURITIES(k)–96.42% (Cost $740,880,894)				718,459,346
OTHER ASSETS LESS LIABILITIES–3.58%				26,653,152
NET ASSETS–100.00%				$745,112,498

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $23,199,484, which represented 3.11% of the Fund’s Net Assets.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $3,299,627, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at May 31, 2022 was $5,369,668, which represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Build America Mutual Assurance Co.	6.15%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$-	$716,812,769	$-	$716,812,769
U.S. Dollar Denominated Bonds & Notes	-	1,146,577	500,000	1,646,577
Total Investments	$-	$717,959,346	$500,000	$718,459,346

Invesco Limited Term California Municipal Fund